Long-term debt - Credit Facility (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Adjusted EBITDA to Interest
Long Term Debt
Interest coverage ratio	7.2 : 1	5.0 : 1
Net Debt to Adjusted EBITDA
Long Term Debt
Leverage ratio	0.6 : 1	1.8 : 1
Secured Debt To Adjusted Ebitda Member
Long Term Debt
Secured leverage ratio	0.1 : 1	0.3 : 1
Applicable Financial Covenant | Adjusted EBITDA to Interest
Long Term Debt
Interest coverage ratio	>3.0:1.0
Applicable Financial Covenant | Net Debt to Adjusted EBITDA
Long Term Debt
Leverage ratio	<4.5:1.0
Applicable Financial Covenant | Secured Debt To Adjusted Ebitda Member
Long Term Debt
Secured leverage ratio	<2.0:1.0